Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000098007
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 49,194	$ 49,097	$ 47,846	$ 46,644	$ 47,761	$ 44,508	$ 42,031	$ 44,265	$ 43,136	$ 39,409	$ 37,308	$ 35,488	$ 31,746	$ 32,690	$ 34,544	$ 34,805	$ 32,993	$ 31,366	$ 28,471	$ 28,547	$ 26,106	$ 26,117	$ 23,677	$ 25,431	$ 24,161	$ 23,597	$ 26,608	$ 28,093	$ 25,205	$ 27,663	$ 28,196	$ 32,702	$ 31,811	$ 33,962	$ 37,414	$ 37,199	$ 37,383	$ 35,042	$ 37,199	$ 35,880	$ 35,189	$ 32,903	$ 33,272	$ 31,225	$ 31,225	$ 30,312	$ 30,450	$ 29,038	$ 26,168	$ 27,016	$ 28,618	$ 26,194	$ 24,446	$ 23,024	$ 21,363	$ 18,493	$ 20,318	$ 21,628	$ 20,840	$ 20,196	$ 19,310	$ 18,643	$ 18,667	$ 18,957	$ 18,322	$ 17,130	$ 18,526	$ 17,412	$ 16,675	$ 15,868	$ 14,653	$ 15,975	$ 16,231	$ 17,999	$ 18,144	$ 16,956	$ 16,707	$ 16,770	$ 15,747	$ 15,630	$ 16,113	$ 16,134	$ 14,801	$ 14,939	$ 14,840	$ 13,882	$ 13,829	$ 13,512	$ 12,923	$ 13,201	$ 12,573	$ 12,242	$ 11,918	$ 11,462	$ 10,900	$ 10,812	$ 10,877	$ 10,948	$ 10,683	$ 10,437	$ 9,798	$ 10,043	$ 9,584	$ 9,875	$ 9,197	$ 9,507	$ 10,244	$ 10,464	$ 10,349	$ 9,438	$ 9,686	$ 10,378	$ 10,049	$ 10,280	$ 9,945	$ 10,055	$ 10,234	$ 9,490	$ 9,755	$ 9,816	$ 9,425
C000098009
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 47,832	47,774	46,587	45,458	46,558	43,431	41,028	43,257	42,186	38,567	36,540	34,773	31,138	32,080	33,920	34,212	32,462	30,869	28,042	28,132	25,754	25,777	23,376	25,139	23,901	23,362	26,357	27,855	24,999	27,455	28,015	32,507	31,649	33,825	37,280	37,098	37,295	34,998	37,180	35,884	35,228	32,963	33,357	31,323	31,355	30,453	30,601	29,216	26,339	27,221	28,854	26,426	24,677	23,260	21,597	18,706	20,571	21,901	21,120	20,493	19,604	18,940	18,977	19,291	18,652	17,462	18,890	17,762	17,023	16,209	14,982	16,343	16,622	18,443	18,598	17,398	17,160	17,233	16,198	16,085	16,591	16,633	15,257	15,424	15,327	14,345	14,306	13,986	13,383	13,684	13,043	12,712	12,382	11,915	11,342	11,261	11,336	11,411	11,148	10,903	10,244	10,507	10,037	10,347	9,641	9,971	10,762	10,998	10,885	9,926	10,200	10,934	10,595	10,845	10,498	10,627	10,829	10,039	10,337	10,404	10,000
C000098010
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 53,054	52,940	51,589	50,277	51,476	47,954	45,278	47,676	46,465	42,438	40,166	38,198	34,169	35,176	37,168	37,440	35,493	33,739	30,615	30,694	28,057	28,069	25,443	27,329	25,959	25,349	28,582	30,177	27,062	29,695	30,273	35,101	34,137	36,450	40,132	39,908	40,091	37,570	39,879	38,458	37,724	35,261	35,657	33,454	33,445	32,459	32,604	31,095	28,011	28,919	30,627	28,029	26,160	24,631	22,851	19,777	21,728	23,121	22,276	21,590	20,634	19,925	19,942	20,255	19,571	18,294	19,785	18,590	17,799	16,934	15,640	17,047	17,317	19,200	19,353	18,087	17,818	17,877	16,793	16,662	17,171	17,193	15,767	15,919	15,808	14,778	14,730	14,382	13,756	14,048	13,381	13,033	12,685	12,198	11,600	11,501	11,569	11,643	11,365	11,092	10,412	10,678	10,188	10,494	9,773	10,100	10,882	11,114	10,993	10,021	10,282	11,023	10,671	10,914	10,556	10,671	10,859	10,070	10,349	10,412	10,000
C000098006
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 5,331,561	5,319,271	5,184,083	5,052,246	5,172,910	4,818,739	4,550,597	4,790,807	4,667,909	4,264,578	4,035,540	3,837,875	3,433,194	3,534,618	3,735,437	3,761,807	3,566,059	3,389,582	3,076,182	3,083,282	2,818,566	2,819,580	2,555,878	2,745,219	2,607,235	2,546,444	2,870,660	3,030,838	2,719,166	2,982,592	3,040,487	3,524,881	3,428,388	3,659,971	4,031,468	4,007,367	4,025,839	3,773,399	4,005,608	3,863,116	3,788,352	3,542,070	3,580,771	3,359,996	3,359,117	3,260,604	3,274,677	3,122,299	2,813,365	2,903,986	3,076,165	2,814,189	2,626,356	2,473,125	2,294,355	1,985,420	2,181,491	2,321,541	2,235,863	2,167,231	2,071,383	1,999,877	2,002,159	2,032,587	1,964,124	1,837,087	1,985,424	1,865,233	1,786,121	1,699,401	1,569,321	1,710,615	1,737,725	1,926,814	1,941,724	1,814,309	1,787,200	1,793,299	1,684,183	1,671,306	1,722,137	1,724,848	1,581,167	1,596,768	1,585,075	1,482,435	1,476,588	1,442,158	1,379,145	1,409,028	1,341,467	1,306,388	1,271,958	1,222,587	1,162,821	1,152,855	1,159,218	1,166,216	1,138,222	1,111,500	1,043,423	1,069,509	1,020,519	1,050,422	978,527	1,010,975	1,089,868	1,112,883	1,100,295	1,003,597	1,029,917	1,103,156	1,068,253	1,092,284	1,056,237	1,068,253	1,087,135	1,007,602	1,035,639	1,041,627	1,000,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,333	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,333	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,333	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,395,043	3,426,113	3,354,471	3,275,030	3,235,645	3,123,565	2,976,001	3,102,731	3,006,014	2,853,642	2,806,481	2,684,522	2,459,873	2,512,707	2,638,505	2,681,194	2,597,742	2,436,734	2,426,188	2,388,901	2,304,300	2,361,929	2,222,294	2,358,158	2,233,349	2,066,077	2,275,662	2,372,414	2,172,134	2,367,561	2,363,225	2,588,990	2,496,303	2,573,353	2,713,783	2,597,379	2,615,502	2,444,253	2,563,480	2,487,836	2,430,109	2,374,673	2,358,202	2,238,724	2,144,791	2,087,236	2,108,523	2,030,456	1,830,123	1,880,123	1,954,383	1,823,322	1,726,001	1,692,345	1,615,406	1,431,852	1,633,626	1,780,168	1,780,866	1,728,691	1,668,139	1,632,774	1,602,785	1,628,582	1,605,507	1,499,806	1,601,584	1,539,260	1,509,920	1,462,947	1,354,410	1,488,838	1,459,104	1,566,151	1,557,287	1,508,144	1,454,034	1,445,139	1,411,156	1,405,762	1,442,419	1,497,617	1,416,516	1,400,939	1,359,251	1,328,256	1,301,410	1,297,438	1,271,297	1,263,411	1,245,878	1,233,213	1,231,776	1,184,735	1,162,683	1,140,147	1,099,430	1,119,858	1,119,646	1,118,076	1,078,320	1,075,533	1,056,559	1,052,479	985,617	986,949	1,038,483	1,055,124	1,051,996	970,159	994,773	1,058,645	1,036,920	1,057,389	1,043,964	1,034,044	1,050,660	993,559	1,024,308	1,026,895	1,000,000
DWS Index: S&P North American Technology Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Account Value	$ 63,697	64,061	62,111	61,305	62,891	58,184	54,586	57,499	56,155	51,976	49,865	46,908	41,517	42,560	45,178	45,772	43,502	41,262	37,476	37,587	34,263	34,665	30,948	33,699	31,729	30,479	34,588	36,693	32,535	36,127	36,692	42,583	41,391	43,636	47,877	47,284	46,729	43,902	46,759	45,079	43,982	41,234	41,693	39,169	38,857	37,588	37,877	36,312	32,480	33,368	35,335	32,112	30,110	28,513	26,460	22,771	25,226	27,048	26,094	25,216	24,083	23,343	23,271	23,858	23,038	21,422	23,380	21,944	21,057	20,102	18,288	19,909	19,973	22,253	22,316	20,784	20,436	20,380	19,122	18,966	19,569	19,483	17,777	17,778	17,564	16,329	16,158	15,817	15,159	15,513	14,848	14,465	14,135	13,535	12,902	12,772	12,770	12,850	12,499	12,235	11,388	11,651	11,052	11,414	10,524	10,623	11,362	11,572	11,424	10,279	10,401	10,995	10,575	10,974	10,752	10,491	10,800	9,965	10,338	10,450	10,000
DWS Index: S&P North American Technology Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Account Value	$ 63,697	64,061	62,111	61,305	62,891	58,184	54,586	57,499	56,155	51,976	49,865	46,908	41,517	42,560	45,178	45,772	43,502	41,262	37,476	37,587	34,263	34,665	30,948	33,699	31,729	30,479	34,588	36,693	32,535	36,127	36,692	42,583	41,391	43,636	47,877	47,284	46,729	43,902	46,759	45,079	43,982	41,234	41,693	39,169	38,857	37,588	37,877	36,312	32,480	33,368	35,335	32,112	30,110	28,513	26,460	22,771	25,226	27,048	26,094	25,216	24,083	23,343	23,271	23,858	23,038	21,422	23,380	21,944	21,057	20,102	18,288	19,909	19,973	22,253	22,316	20,784	20,436	20,380	19,122	18,966	19,569	19,483	17,777	17,778	17,564	16,329	16,158	15,817	15,159	15,513	14,848	14,465	14,135	13,535	12,902	12,772	12,770	12,850	12,499	12,235	11,388	11,651	11,052	11,414	10,524	10,623	11,362	11,572	11,424	10,279	10,401	10,995	10,575	10,974	10,752	10,491	10,800	9,965	10,338	10,450	10,000
DWS Index: S&P North American Technology Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Account Value	$ 63,697	64,061	62,111	61,305	62,891	58,184	54,586	57,499	56,155	51,976	49,865	46,908	41,517	42,560	45,178	45,772	43,502	41,262	37,476	37,587	34,263	34,665	30,948	33,699	31,729	30,479	34,588	36,693	32,535	36,127	36,692	42,583	41,391	43,636	47,877	47,284	46,729	43,902	46,759	45,079	43,982	41,234	41,693	39,169	38,857	37,588	37,877	36,312	32,480	33,368	35,335	32,112	30,110	28,513	26,460	22,771	25,226	27,048	26,094	25,216	24,083	23,343	23,271	23,858	23,038	21,422	23,380	21,944	21,057	20,102	18,288	19,909	19,973	22,253	22,316	20,784	20,436	20,380	19,122	18,966	19,569	19,483	17,777	17,778	17,564	16,329	16,158	15,817	15,159	15,513	14,848	14,465	14,135	13,535	12,902	12,772	12,770	12,850	12,499	12,235	11,388	11,651	11,052	11,414	10,524	10,623	11,362	11,572	11,424	10,279	10,401	10,995	10,575	10,974	10,752	10,491	10,800	9,965	10,338	10,450	10,000
DWS Index: S&P North American Technology Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Account Value	$ 6,369,666	$ 6,406,116	$ 6,211,111	$ 6,130,504	$ 6,289,128	$ 5,818,376	$ 5,458,566	$ 5,749,897	$ 5,615,504	$ 5,197,634	$ 4,986,510	$ 4,690,833	$ 4,151,654	$ 4,255,955	$ 4,517,799	$ 4,577,187	$ 4,350,196	$ 4,126,201	$ 3,747,599	$ 3,758,740	$ 3,426,285	$ 3,466,522	$ 3,094,762	$ 3,369,907	$ 3,172,886	$ 3,047,859	$ 3,458,809	$ 3,669,292	$ 3,253,468	$ 3,612,724	$ 3,669,187	$ 4,258,329	$ 4,139,124	$ 4,363,613	$ 4,787,661	$ 4,728,373	$ 4,672,867	$ 4,390,162	$ 4,675,870	$ 4,507,852	$ 4,398,219	$ 4,123,406	$ 4,169,346	$ 3,916,946	$ 3,885,746	$ 3,758,846	$ 3,787,686	$ 3,631,198	$ 3,247,993	$ 3,336,755	$ 3,533,483	$ 3,211,225	$ 3,010,985	$ 2,851,347	$ 2,646,034	$ 2,277,062	$ 2,522,615	$ 2,704,781	$ 2,609,441	$ 2,521,642	$ 2,408,349	$ 2,334,284	$ 2,327,057	$ 2,385,794	$ 2,303,798	$ 2,142,245	$ 2,338,038	$ 2,194,382	$ 2,105,655	$ 2,010,185	$ 1,828,832	$ 1,990,934	$ 1,997,296	$ 2,225,316	$ 2,231,630	$ 2,078,402	$ 2,043,626	$ 2,037,963	$ 1,912,201	$ 1,896,596	$ 1,956,917	$ 1,948,263	$ 1,777,653	$ 1,777,838	$ 1,756,443	$ 1,632,921	$ 1,615,774	$ 1,581,678	$ 1,515,944	$ 1,551,325	$ 1,484,755	$ 1,446,514	$ 1,413,512	$ 1,353,548	$ 1,290,195	$ 1,277,220	$ 1,276,951	$ 1,285,020	$ 1,249,949	$ 1,223,523	$ 1,138,849	$ 1,165,123	$ 1,105,197	$ 1,141,357	$ 1,052,375	$ 1,062,298	$ 1,136,173	$ 1,157,222	$ 1,142,428	$ 1,027,918	$ 1,040,136	$ 1,099,513	$ 1,057,511	$ 1,097,445	$ 1,075,179	$ 1,049,116	$ 1,079,986	$ 996,487	$ 1,033,757	$ 1,044,957	$ 1,000,000